Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of SEC Regulation S-K, the following information is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under the applicable SEC rules, and the Company’s financial performance for the last three (3) fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officer (“PEO”) and (ii) our named executive officers other than the PEO (the “Non-PEO NEOs”), on an average basis.

The methodology for calculating amounts presented in the columns “CAP to PEO” and “Average CAP to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table.

The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Executive Compensation discussion beginning on page 41 of this proxy statement.

Pay Versus Performance Table

In accordance with applicable SEC rules, the following table sets forth information concerning Summary Compensation Table (“SCT”) Total Compensation and CAP for the Company’s PEO and Non-PEO NEOs for fiscal years 2025, 2024 and 2023 and the corresponding financial performance in each year.

Year	SCT Total – PEO Todisco(1)(2) ($)	CAP – PEO Todisco(1)(3) ($)	Average SCT Total – Non-PEO ($)(1)(4)	Average CAP Total – Non-PEO ($)(1)(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(5) ($)	Net Income (Loss)/ Income in ($000)
2025	6,101,176	8,865,811	3,754,799	5,017,334	275.59	163,055
2024	2,359,908	5,387,597	1,111,699	1,909,687	191.94	(17,930)
2023	2,459,432	1,867,545	1,175,436	792,784	89.10	(46,339)

(1)      The Company’s Non-PEO NEOs for the applicable years are as follows:

(a)      2025: Elizabeth Hurlburt and Beth Zelnick Kaufman.

(b)      2024: Matthew David and Elizabeth Hurlburt.

(c)      2023: Matthew David, Phoebe Mounts and Erin Mistry.

(2)      The dollar amounts reported in this column are the amounts of total compensation reported for the PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 41 of this proxy statement.

(3)      The dollar amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the cash and/or equity value transferred to the PEO or Non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as described below:

Year	Reported SCT Total ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustment(b) ($)	CAP ($)
2025 Todisco	6,101,176	(4,492,500)	7,257,135	8,865,811
2024 Todisco	2,359,908	(1,208,454)	4,236,143	5,387,597
2023 Todisco	2,459,432	(1,388,400)	796,513	1,867,545

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)     The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025 Todisco	3,986,546	1,422,390	570,469	1,277,730	—	—	7,257,135
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2023 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,754,799	(2,784,318)	4,046,853	5,017,334
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025	2,468,228	889,400	438,166	251,058	—	—	4,046,852
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998

(4)      The dollar amounts reported in this column are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 41 of this proxy statement.

(5)      Total Shareholder Return shown in this table assumes $100 was invested for the period starting December 31, 2022 through December 31 of the applicable fiscal year in the Company’s common stock as traded under ticker CRMD on Nasdaq. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote

(1)      The Company’s Non-PEO NEOs for the applicable years are as follows:

(a)      2025: Elizabeth Hurlburt and Beth Zelnick Kaufman.

(b)      2024: Matthew David and Elizabeth Hurlburt.

(c)      2023: Matthew David, Phoebe Mounts and Erin Mistry.

Adjustment To PEO Compensation, Footnote	The dollar amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the cash and/or equity value transferred to the PEO or Non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as described below:
Year	Reported SCT Total ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustment(b) ($)	CAP ($)
2025 Todisco	6,101,176	(4,492,500)	7,257,135	8,865,811
2024 Todisco	2,359,908	(1,208,454)	4,236,143	5,387,597
2023 Todisco	2,459,432	(1,388,400)	796,513	1,867,545

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)     The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025 Todisco	3,986,546	1,422,390	570,469	1,277,730	—	—	7,257,135
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2023 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,754,799	(2,784,318)	4,046,853	5,017,334
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

		(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.
Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 3,754,799		$ 1,111,699		$ 1,175,436
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 5,017,334		1,909,687		792,784
Adjustment to Non-PEO NEO Compensation Footnote	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025 Todisco	3,986,546	1,422,390	570,469	1,277,730	—	—	7,257,135
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2023 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,754,799	(2,784,318)	4,046,853	5,017,334
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025	2,468,228	889,400	438,166	251,058	—	—	4,046,852
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998

Compensation Actually Paid vs. Total Shareholder Return		CAP v. TSR The following graph illustrates a comparison of CAP to our PEOs, the average CAP to our Non-PEO NEOs and the Company’s cumulative TSR over the three-year period from 2023 through 2025.
Compensation Actually Paid vs. Net Income		CAP v. Net Income The following graph illustrates a comparison of CAP to our PEOs, the average CAP to our Non-PEO NEOs and the Company’s Net Income over the three-year period from 2023 through 2025.
Total Shareholder Return Amount	[4]	$ 275.59		191.94		89.1
Net Income (Loss)		163,055,000		(17,930,000)		(46,339,000)
Todisco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]	6,101,176		2,359,908		2,459,432
PEO Actually Paid Compensation Amount	[1],[3]	8,865,811		5,387,597		1,867,545
Todisco [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	7,257,135		4,236,143		796,513
Todisco [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(4,492,500)		(1,208,454)		(1,388,400)
Todisco [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,986,546		2,150,287		737,490
Todisco [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,422,390		1,596,149		(349,287)
Todisco [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		570,469		302,110		347,100
Todisco [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,277,730		187,597		61,210
Todisco [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Todisco [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,468,228		806,355		199,737
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		889,400		272,320		(67,328)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		438,166		113,293		139,017
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		251,058		59,190		(90,437)
Non-PEO NEO | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(42,991)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(2,784,318)		(453,170)		(520,650)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 4,046,853	[9]	$ 1,251,158	[9]	$ 137,998

[1]

(1)      The Company’s Non-PEO NEOs for the applicable years are as follows:

(a)      2025: Elizabeth Hurlburt and Beth Zelnick Kaufman.

(b)      2024: Matthew David and Elizabeth Hurlburt.

(c)      2023: Matthew David, Phoebe Mounts and Erin Mistry.

[2]	The dollar amounts reported in this column are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 41 of this proxy statement.
[3]	The dollar amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the cash and/or equity value transferred to the PEO or Non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as described below:
Year	Reported SCT Total ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustment(b) ($)	CAP ($)
2025 Todisco	6,101,176	(4,492,500)	7,257,135	8,865,811
2024 Todisco	2,359,908	(1,208,454)	4,236,143	5,387,597
2023 Todisco	2,459,432	(1,388,400)	796,513	1,867,545

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)     The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025 Todisco	3,986,546	1,422,390	570,469	1,277,730	—	—	7,257,135
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2023 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,754,799	(2,784,318)	4,046,853	5,017,334
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025	2,468,228	889,400	438,166	251,058	—	—	4,046,852
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998

[4]	Total Shareholder Return shown in this table assumes $100 was invested for the period starting December 31, 2022 through December 31 of the applicable fiscal year in the Company’s common stock as traded under ticker CRMD on Nasdaq. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
[5]	The dollar amounts reported in this column are the amounts of total compensation reported for the PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 41 of this proxy statement.
[6]	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025 Todisco	3,986,546	1,422,390	570,469	1,277,730	—	—	7,257,135
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2023 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,754,799	(2,784,318)	4,046,853	5,017,334
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year

Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year
($)

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s)
($)

Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year
($)

Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal
Year
($)

Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year
($)

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year
($)

Total Equity
Award
Adjustments
($)

[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
[9]	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2025	2,468,228	889,400	438,166	251,058	—	—	4,046,852
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998